Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions
Schedule of material related party transactions

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Services provided to Dasheng Holding (HK) Limited, its subsidiary and its consolidated VIEs
Agent services provided to the Dasheng Holding (HK) Limited, its subsidiary and its consolidated VIEs*	142	134	101

Services received from Dasheng Holding (HK) Limited, its subsidiary and its consolidated VIEs
Product development labor service	882	612	2,077
Internet service	183	272	613
*

Agent services provided to Dasheng Holding (HK) Limited, its subsidiary and its consolidated VIEs mainly refer to the sale of management service of Philippine tutors, and these Philippine tutors would deliver the lessons services to the students in Mainland China.

	As of December, 31
	2024	2025
	US$	US$
Amounts due to Dasheng Holding (HK) Limited, its subsidiary and its consolidated VIEs*	2,853	3,333
*	The balance represents net settled services and other payables and receivables between the Company and Dasheng Holding (HK) Limited, its subsidiary and its consolidated VIEs.